Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes
Income Taxes

16. Income taxes

Income taxes consist of the following for the years reported:

Income tax (expense) benefit

	Year Ended December 31,
	2019	2018	2017
	(€ in thousands)
Current tax expense	--	--	--
Deferred tax (expense) benefit	(9)	(11)	(80)
Total	(9)	(11)	(80)

Deferred tax assets and liabilities

The components of net deferred income taxes at the end of the respective reporting periods were as follows:

SOURCES OF DEFERRED TAX ASSETS AND LIABILITIES

	December 31,
	2019		2018
	(€ in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Trade receivables	--	(8)	1	(18)
Other receivables and current assets	1,050	(118)	959	(62)
Inventories	11	--	22	(10)
Property, Plant & Equipment	99	(603)	329	(85)
Trade liabilities	206	--	231	--
Current financial liabilities	1,020	(110)	209	--
Current financial assets	--	(710)	3	(624)
Other current liabilities and provisions	19	(887)	204	(729)
Contract liabilities	247	(247)	17	(141)
Non-current financial liabilities	--	--	--	(76)
Intangible assets	--	(1)	--	(1)
Tax losses carried forward	227	--	113	--
Valuation allowance	(265)	--	(418)	--
Tax assets (liabilities)	2,615	(2,684)	1,670	(1,746)
Set off of tax	(2,615)	2,615	(1,670)	1,670
Net tax	--	(69)	--	(76)

At December 31, 2019 voxeljet had gross loss carry‑forwards for corporation tax and trade tax losses of kEUR 37,988 and kEUR 37,222, respectively, for which no deferred taxes have been recognized. These tax losses can be carried forward without restriction for future offset against taxable profits. In addition, there are foreign tax loss carry‑forwards of kEUR 17,357, primarily related to our subsidiary in the UK.

Reconciliation of profit before income taxes to income tax

The reconciliation between profit before income taxes and income tax benefit (expense) for the reporting periods presented was as follows:

RECONCILIATION OF INCOME TAX BENEFIT (EXPENSE)

	Year Ended December 31,
	2019	2018 (1)	2017 (2) (3)
	(€ in thousands)
Loss before tax	(14,222)	(8,753)	(8,474)
Tax expense at prevailing statutory rate (28%)	3,982	2,451	2,373
Non-deductible expenses	(447)	(196)	(326)
Non-taxable income	--	242	266
Tax-rate related differences	(198)	(128)	(139)
Unrecognized temporary differences and tax losses	(3,346)	(2,380)	(2,254)
Income tax expense	(9)	(11)	(80)